Northern Lights Fund Trust

MutualHedge Frontier Legends Fund

Incorporated herein by reference is the definitive version of the supplement for MutualHedge Frontier Legends Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 13, 2012 (SEC Accession No. 0000910472-12-003403).